UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):		[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	Charles Fayerweather
Address:	Hemenway & Barnes LLP
	60 State Street
	Boston, MA 02109

Form 13F File Number: 28-14138

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	John Aharonian
Title:	Duly Authorized
Phone:	617-619-8201

Signature, Place, and Date of Signing:

John Aharonian		Boston, MA		August 15, 2012
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE. (Check here if no holdings reported are in this
 report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number	Name

28-_____
[Repeat as necessary.]


Report Summary:


Number of Other Included Managers:	2

Form 13F Information Table Entry Total:	89

Form 13F Information Table Value Total:	19,528
				(x$1000)
List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.	Form 13F File Number	Name
3 	28-06281	Michael B. Elefante
6	28-10379	Kurt F. Somerville

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             Common Stock     88579y101      665     7423 SH       Sole                     7423
3M                             Common Stock     88579y101       81      900 SH       Defined 06                         900
ABB LTD SPON ADR               Common Stock     000375204      379    23225 SH       Sole                    23225
ABB LTD SPON ADR               Common Stock     000375204       55     3400 SH       Defined 06                        3400
ABB LTD SPON ADR               Common Stock     000375204       20     1200 SH       Defined 03                        1200
ANADARKO PETE                  Common Stock     032511107      168     2536 SH       Sole                     2536
ANADARKO PETE                  Common Stock     032511107       33      500 SH       Defined 03                         500
APPLE INC                      Common Stock     037833100      286      490 SH       Sole                      490
APTARGROUP                     Common Stock     038336103      656    12841 SH       Sole                    12841
APTARGROUP                     Common Stock     038336103       20      400 SH       Defined 03                         400
APTARGROUP                     Common Stock     038336103       71     1400 SH       Defined 06                        1400
AUTOMATIC DATA PROCESSING      Common Stock     053015103      570    10240 SH       Sole                    10240
AUTOMATIC DATA PROCESSING      Common Stock     053015103       72     1300 SH       Defined 06                        1300
AUTOMATIC DATA PROCESSING      Common Stock     053015103       22      400 SH       Defined 03                         400
CANADIAN NATL RAILWAY          Common Stock     136375102      937    11105 SH       Sole                    11105
CANADIAN NATL RAILWAY          Common Stock     136375102      143     1700 SH       Defined 06                        1700
CANADIAN NATL RAILWAY          Common Stock     136375102       51      600 SH       Defined 03                         600
CHEVRON CORP NEW               Common Stock     166764100      183     1730 SH       Sole                     1730
CHEVRON CORP NEW               Common Stock     166764100      116     1100 SH       Defined 06                        1100
CORNING INC                    Common Stock     219350105      131    10150 SH       Sole                    10150
CORNING INC                    Common Stock     219350105       10      800 SH       Defined 03                         800
COVIDIEN                       Common Stock     G2554F113      289     5400 SH       Sole                     5400
COVIDIEN                       Common Stock     G2554F113       70     1300 SH       Defined 06                        1300
COVIDIEN                       Common Stock     G2554F113       13      250 SH       Defined 03                         250
CVS CAREMARK                   Common Stock     126650100      417     8920 SH       Sole                     8920
CVS CAREMARK                   Common Stock     126650100      105     2250 SH       Defined 06                        2250
CVS CAREMARK                   Common Stock     126650100       21      450 SH       Defined 03                         450
DEERE                          Common Stock     244199105      399     4940 SH       Sole                     4940
DEERE                          Common Stock     244199105       36      450 SH       Defined 06                         450
DEERE                          Common Stock     244199105       24      300 SH       Defined 03                         300
DEVON ENERGY                   Common Stock     25179m103      262     4515 SH       Sole                     4515
DEVON ENERGY                   Common Stock     25179m103       38      650 SH       Defined 06                         650
E M C CORP MASS                Common Stock     268648102      333    12975 SH       Sole                    12975
E M C CORP MASS                Common Stock     268648102       72     2800 SH       Defined 06                        2800
E M C CORP MASS                Common Stock     268648102       15      600 SH       Defined 03                         600
EMERSON ELECTRIC               Common Stock     291011104      752    16137 SH       Sole                    16137
EMERSON ELECTRIC               Common Stock     291011104       68     1450 SH       Defined 06                        1450
EMERSON ELECTRIC               Common Stock     291011104       23      500 SH       Defined 03                         500
ENCANA                         Common Stock     292505104      384    18436 SH       Sole                    18436
ENCANA                         Common Stock     292505104       59     2850 SH       Defined 06                        2850
ENCANA                         Common Stock     292505104       19      900 SH       Defined 03                         900
EXXON MOBIL                    Common Stock     30231g102     1257    14692 SH       Sole                    14692
EXXON MOBIL                    Common Stock     30231g102       43      500 SH       Defined 03                         500
EXXON MOBIL                    Common Stock     30231g102      103     1200 SH       Defined 06                        1200
GENERAL ELECTRIC               Common Stock     369604103      474    22730 SH       Sole                    22730
HOME DEPOT                     Common Stock     437076102      155     2925 SH       Sole                     2925
HOME DEPOT                     Common Stock     437076102       16      300 SH       Defined 03                         300
HOME DEPOT                     Common Stock     437076102       58     1100 SH       Defined 06                        1100
HONEYWELL INTL                 Common Stock     438516106      412     7375 SH       Sole                     7375
INTEL CORP                     Common Stock     458140100      608    22797 SH       Sole                    22797
INTEL CORP                     Common Stock     458140100       88     3300 SH       Defined 06                        3300
INTEL CORP                     Common Stock     458140100       27     1000 SH       Defined 03                        1000
INTL BUSINESS MACH             Common Stock     459200101      387     1978 SH       Sole                     1978
JOHNSON & JOHNSON              Common Stock     478160104      747    11052 SH       Sole                    11052
JOHNSON & JOHNSON              Common Stock     478160104       84     1250 SH       Defined 06                        1250
JOHNSON & JOHNSON              Common Stock     478160104       54      800 SH       Defined 03                         800
MERCK                          Common Stock     58933y105      447    10700 SH       Sole                    10700
MICROSOFT CORP                 Common Stock     594918104      504    16478 SH       Sole                    16478
MICROSOFT CORP                 Common Stock     594918104       58     1900 SH       Defined 06                        1900
MICROSOFT CORP                 Common Stock     594918104        6      200 SH       Defined 03                         200
MONSANTO                       Common Stock     61166w101      194     2340 SH       Sole                     2340
MONSANTO                       Common Stock     61166w101       17      200 SH       Defined 03                         200
MONSANTO                       Common Stock     61166w101       50      600 SH       Defined 06                         600
NESTLE SA ADR                  Common Stock     641069406      738    12346 SH       Sole                    12346
NESTLE SA ADR                  Common Stock     641069406       30      500 SH       Defined 03                         500
NESTLE SA ADR                  Common Stock     641069406       75     1250 SH       Defined 06                        1250
NOBLE GROUP LTD                Common Stock     GB01CLC39       70    80363 SH       Sole                    80363
NOVARTIS AG ADR                Common Stock     66987V109      672    12020 SH       Sole                    12020
NOVARTIS AG ADR                Common Stock     66987V109       89     1600 SH       Defined 06                        1600
NOVARTIS AG ADR                Common Stock     66987V109       28      500 SH       Defined 03                         500
NOVOZYMES A S DKK 2.0          Common Stock     kb798fw02      292    11520 SH       Sole                    11520
NOVOZYMES A S DKK 2.0          Common Stock     kb798fw02       22      875 SH       Defined 03                         875
NOVOZYMES A S DKK 2.0          Common Stock     kb798fw02       38     1500 SH       Defined 06                        1500
PEPSICO                        Common Stock     713448108      725    10255 SH       Sole                    10255
PEPSICO                        Common Stock     713448108       76     1075 SH       Defined 06                        1075
PEPSICO                        Common Stock     713448108       35      500 SH       Defined 03                         500
PORTLAND GENL                  Common Stock     736508847      260     9750 SH       Sole                     9750
PORTLAND GENL                  Common Stock     736508847       59     2200 SH       Defined 06                        2200
PORTLAND GENL                  Common Stock     736508847       27     1000 SH       Defined 03                        1000
PROCTER & GAMBLE               Common Stock     742718109     1118    18246 SH       Sole                    18246
PROCTER & GAMBLE               Common Stock     742718109       84     1375 SH       Defined 06                        1375
PROCTER & GAMBLE               Common Stock     742718109       31      500 SH       Defined 03                         500
TEVA PHARMACEUTICAL            Common Stock     881624209      245     6205 SH       Sole                     6205
TEVA PHARMACEUTICAL            Common Stock     881624209       37      950 SH       Defined 06                         950
TEVA PHARMACEUTICAL            Common Stock     881624209       24      600 SH       Defined 03                         600
UNION PACIFIC                  Common Stock     907818108      632     5300 SH       Sole                     5300
UNITED TECHNOLOGIES            Common Stock     913017109      161     2130 SH       Sole                     2130
UNITED TECHNOLOGIES            Common Stock     913017109       49      650 SH       Defined 06                         650
WILMAR INTERNATIONAL LTD       Common Stock     YB17KC690       56    20000 SH       Sole                    20000